OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
9	OTHER RECEIVABLES AND PREPAYMENTS

	2019	2018
	US$’000	US$’000
Deposits	346	337
Prepayments	2,693	1,663
Voyages in progress	10,377	12,156
Other receivables	3,627	3,746
	17,043	17,902
Included in assets of a disposal group held for sale (Note 40)	(92)	-
	16,951	17,902

For purpose of impairment assessment, other receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to 12-month ECL.

In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that are specific to the debtors and general economic conditions of the industry in which the debtors operate. No provision for loss allowance was made during 2019 and 2018.

The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for other receivables in accordance with IFRS 9:

	2019	2018
	US$’000	US$’000
Balance as at 1 January	-	-
Adjustment upon application of IFRS 9	-	70
Amount written off	-	(70)
Balance as at 31 December	-	-